Organization - Schedule of Assets, Liabilities, and Net Assets of VIEs (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 VIEs [Member] USD ($)	Dec. 31, 2013 VIEs [Member] CNY	Dec. 31, 2012 VIEs [Member] CNY
Variable Interest Entity [Line Items]
Current assets	$ 313,736	1,899,265	786,192	$ 95,401	577,529	467,689
Non-current assets	266,562	1,613,685	1,593,481	265,409	1,606,709	1,591,626
Total assets	580,298	3,512,950	2,379,673	360,810	2,184,238	2,059,315
Current liabilities	130,469	789,818	336,292	81,555	493,710	418,471
Non-current liabilities	84,373	510,768	485,406	5,463	33,069	23,033
Total liabilities	214,842	1,300,586	821,698	87,018	526,779	441,504
Net assets				$ 273,792	1,657,459	1,617,811